S000031379 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	146 Months Ended	158 Months Ended	171 Months Ended	227 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
JPMorgan Emerging Markets Bond Index - Global (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.73%	0.35%	3.08%
C000122765 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.37%	0.89%	3.15%
Performance Inception Date				Nov. 08, 2012
C000122766 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.31%	0.92%	3.20%
Performance Inception Date				Nov. 08, 2012
C000097619 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.92%	(0.48%)	2.24%
Performance Inception Date							Feb. 16, 2006
C000097619 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.21%)	(2.12%)	0.61%
Performance Inception Date							Feb. 16, 2006
C000097619 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.53%	(1.06%)	1.01%
Performance Inception Date							Feb. 16, 2006
C000097625 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.12%	0.74%	2.99%
Performance Inception Date						Sep. 27, 2010
C000109803 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.60%	0.23%	2.47%
Performance Inception Date					Nov. 16, 2011